Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
NOTE 10. LEASES
The following table provides the components of lease cost recognized in the condensed consolidated statement of operations and comprehensive income for the three and six months ended June 30, 2021 and 2020:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
Lease Cost	2021	2020	2021	2020

	(dollars in thousands)
Operating lease cost	1,695	1,548	3,267	2,543
Finance lease cost:
Amortization of lease assets	1,797	1,336	3,367	2,192
Interest on lease liabilities	958	612	1,737	1,019

Finance lease cost	2,755	1,948	5,104	3,211
Variable lease cost	215	189	610	282

Total lease cost	$4,665	$3,685	$8,981	$6,036

Weighted average discount rate and remaining lease term for the six months ended June 30, 2021 are as follows:

	Finance lease	Operating lease
Weighted average discount rate	8.36%	8.66%
Weighted average remaining lease term (in years)	8.03	7.48
The maturity of the contractual undiscounted lease liabilities as of June 30, 2021 is as follows:

	Finance leases	Operating leases

	(dollars in thousands)
Remainder of 2021	$4,117	$3,141
2022	8,086	6,191
2023	7,691	6,005
2024	7,188	5,644
2025	6,821	5,597
Thereafter	28,166	18,577

Total undiscounted lease liabilities	62,069	45,155
Interest on lease liabilities	(17,652)	(12,191)

Total present value of minimum lease payments	44,417	32,964
Lease liability - current portion	(4,723)	(3,583)

Lease liability	$39,694	$29,381

10.	LEASES
On January 1, 2019, the Company adopted ASC 842, Leases (“Topic 842”) using the modified retrospective transition method. Topic 842 requires the recognition of lease assets and liabilities for operating and finance leases. Beginning on January 1, 2019, the Company’s consolidated financial statements are presented in accordance with the revised policies.

Management elected to utilize the practical expedients permitted under the transition guidance within Topic 842, which allowed the Company to carry forward prior conclusions about lease identification, classification and initial direct costs for leases entered prior to adoption of Topic 842. Additionally, management elected not to separate lease and non-lease
components for all of the Company’s leases. For leases with a term of 12 months or less, management elected the short-term lease exemption, which allowed the Company to not recognize right-of-use
assets (“ROU”) or lease liabilities for qualifying leases existing at transition and new leases the Company may enter into in the future.
The Company leases real estate used for dispensaries, production plants, and corporate offices. Lease terms for real estate generally range from 5 to 10 years. Most leases include options to renew for varying terms at the Company’s sole discretion. Other leased assets include passenger vehicles and trucks and equipment. Lease terms for these assets generally range from 3 to 5 years. Certain leases include escalation clauses or payment of executory costs such as property taxes, utilities, or insurance and maintenance. Rent expense for leases with escalation clauses is accounted for on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.
As a result of the adoption of ASU
2016-02,
the Company recorded operating
right-of-use
assets of $21.7 million, operating lease liabilities of $22.4 million and finance ROU assets and corresponding lease liabilities of $1.2 million. Upon adoption of ASU
2016-02,
operating ROU assets were adjusted for deferred rent and prepaids as of January 1, 2019. The Company’s incremental borrowing rate is used in determining the present value of future payments at the commencement date of the lease, or for the adoption of ASU
2016-02,
at January 1, 2019. Balances related to operating and finance leases are included in ROU assets and lease liabilities in the 2019 consolidated balance sheet.
The following table provides the components of lease cost recognized in the consolidated statement of operations and comprehensive income for the year ended December 31, 2020 and 2019.

	Year Ended December 31,
Lease Cost	2020	2019
Operating lease cost	5,700	5,542
Finance lease cost:
Amortization of lease assets	4,956	1,984
Interest on lease liabilities	2,133	960

Finance lease cost	7,089	2,944
Variable lease cost	222	192

Total lease cost	$13,010	$8,678

Other information related to operating and finance leases as of and for the year ended December 31, 2020 are as follows:

	Finance Lease	Operating Lease
Weighted average discount rate	8.36%	8.64%
Weighted average remaining lease term (in years)	8.51	7.49

The maturity of the contractual undiscounted lease liabilities as of December 31, 2020 is as follows:

Year Ended December 31,	Finance Lease	Operating Lease

	(dollars in thousands)
2021	$6,964	$5,480
2022	6,642	5,405
2023	6,257	5,276
2024	5,787	4,921
2025	5,588	4,843
Thereafter	24,669	14,225

Total undiscounted lease liabilities	55,907	40,150
Interest on lease liabilities	(16,972)	(10,545)

Total present value of minimum lease payments	38,935	29,605
Lease liability—current portion	3,877	3,154

Lease liability	$35,058	$26,450